DEBT (Details - Schedule of Notes Payable - PPP Loan) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Total		$ 1,410,270
Less current portion		(627,465)
Long term portion		782,805
P P P Loan [Member] | Related Party One [Member]
Short-Term Debt [Line Items]
Total		$ 1,410,270
Interest Rate		1.00%